4. CONVERTIBLE NOTES PAYABLE (Tables)	12 Months Ended
Mar. 31, 2016
Convertible Notes Payable [Abstract]
Convertible notes payable

Convertible Notes Payable consisted of the following at March 31, 2016:

	Principal	Accrued Interest
Convertible Notes Payable – Non-Current Portion:
November 2014 10% Convertible Notes	527,780	74,036
Total Convertible Notes Payable – Non-Current Portion	527,780	74,036
Total Convertible Notes Payable	$527,780	$74,036

Convertible Notes Payable consisted of the following at March 31, 2015:

	Principal	Unamortized Discount	Net Amount	Accrued Interest
Convertible Notes Payable – Non-Current Portion:
November 2014 10% Convertible Notes	$527,780	$(372,551)	$155,229	$21,258
Total Convertible Notes Payable – Non-Current Portion	527,780	(372,551)	155,229	21,258
Total Convertible Notes Payable	$527,780	$(372,551)	$155,229	$21,258